Notes Payable - Equipment	12 Months Ended
Dec. 31, 2019
Notes Payable - Equipment [Abstract]
NOTES PAYABLE - EQUIPMENT

NOTE 11 – NOTES PAYABLE – EQUIPMENT

The following is a summary of the equipment notes payable:

	December 31, 2019	December 31, 2018
Note payable to Komatsu Financial, collateralized by a Komatsu Telehandler lift, due in 48 monthly installments of $2,441 including interest at 4.99%.	$-	$27,192
Note payable to CAT Financial, collateralized by used mining equipment due in 36 monthly installments of varying amounts including interest at 4.68%.	-	117,002
Note payable to Wheeler Machinery, collateralized by used crushing equipment, due in 9 monthly installments of $39,009.	-	145,066
Note payable to Komatsu Financial, collateralized by a Komatsu D275 dozer, due in one monthly installment of $21,000 and 47 monthly installments of $11,674 including interest at 2.99%.	-	34,851
Note payable to Epiroc, collateralized by a used Epiroc drill, due in 6 monthly installments of $22,235, beginning October 2019, plus a balloon payment or refinancing prior to April 2020, of $488,317, including interest at 8%.	563,368	-
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul truck, due in 11 monthly installments of $14,475, beginning May 2019, including interest at 8%, with a balloon payment due in April 2020 of $168,873.	206,682	-
Note payable to Wheeler Machinery, collateralized by a used D8T dozer, due in 11 monthly payments of $19,125, beginning August 2019, including interest at 10%, with a balloon payment due in July 2020 of $350,281.	441,989	-
Note payable to Komatsu Equipment, collateralized by a used PC490 Excavator, due in 11 monthly payments of $10,320, beginning July 2019, including interest at 9%, with a balloon payment due in March 2020 of $71,372.	90,200	-
	1,302,239	324,111
Current portion	(1,302,239)	(324,111)
Long term portion	$-	$-

All principal payments at December 31, 2019 are due in 2020. All of the above notes with balances due at December 31, 2018 were paid in full in March 2019 with funds received under the Purchase Agreement.